BUSINESS COMBINATIONS (Details) - USD ($)	Mar. 31, 2024	Jan. 03, 2024	Jan. 02, 2024	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash		$ 12,752	$ 871	$ 0
Accounts receivable			54,259	959
Customer relationships	$ 2,729,920	0	0	0	$ 2,980,412	$ 2,350,380
Acquired technology		678,548	1,154,870	5,299,041
Deferred revenue	$ 180,712	8,700			$ 119,598	$ 13,847
Total assets acquired		700,000	1,210,000	5,300,000
Net assets acquired		700,000	1,210,000	5,300,000
Cash [Member]
Total Consideration paid		0	370,000	500,000
Notes Payable [Member]
Total Consideration paid		700,000	0	0
Common Share [Member]
Total Consideration paid		0	0	0
Series A Preferred Stock [Member]
Total Consideration paid		$ 575,000	$ 840,000	$ 4,800,000